CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Net patient service revenue	$ 175,548	$ 155,083	$ 638,690	$ 535,913	$ 517,646
Other revenue	1,897	1,454	6,027	8,050	6,838
Total revenues	177,445	156,537	644,717	543,963	524,484
Expenses:
Salaries and benefits	93,843	80,899	326,782	282,302	259,532
Medical supplies	15,460	12,491	51,838	43,027	45,361
Facility rent expenses	9,590	7,823	33,375	27,885	22,106
Other operating expenses	8,701	7,458	33,992	27,103	24,398
General and administrative expenses	19,682	17,836	81,688	65,798	54,537
Depreciation and amortization	15,196	12,455	54,084	46,346	46,416
Provision for doubtful accounts	5,061	3,801	16,117	8,831	12,871
Interest expense, net	17,555	14,493	60,656	58,505	62,502
Loss on sale of assets of a radiation treatment center				1,903
Early extinguishment of debt				10,947
Impairment loss			360,639	97,916	3,474
Loss on investments			250
Gain on fair value adjustment of previously held equity investment		(234)	(234)
Loss on foreign currency transactions	49	10	106
Loss on forward currency derivative contracts	594	116	672
Total expenses	185,731	157,148	1,019,965	670,563	531,197
Loss before income taxes	(8,286)	(611)	(375,248)	(126,600)	(6,713)
Income tax (benefit) expense	110	2,466	(25,365)	(12,810)	1,002
Net loss	(8,396)	(3,077)	(349,883)	(113,790)	(7,715)
Net income attributable to noncontrolling interests-redeemable and non-redeemable	(1,153)	(1,439)	(3,558)	(1,698)	(1,835)
Net loss attributable to Radiation Therapy Services Holdings, Inc. shareholder	(9,549)	(4,516)	(353,441)	(115,488)	(9,550)
Other comprehensive income (loss):
Unrealized gain on derivative interest rate swap agreements, net of tax	(333)	1,296	2,428	1,679	1,938
Unrealized loss on foreign currency translation	(528)	(155)	(4,909)
Unrealized loss on other comprehensive income from share of equity investee				(201)	(137)
Unrealized comprehensive (loss) income:	(861)	1,141	(2,481)	1,478	1,801
Comprehensive loss	(9,257)	(1,936)	(352,364)	(112,312)	(5,914)
Comprehensive income attributable to noncontrolling interests-redeemable and non-redeemable:	(1,177)	(1,411)	(2,914)	(1,698)	(1,835)
Comprehensive loss attributable to Radiation Therapy Services Holdings, Inc. shareholder	$ (10,434)	$ (3,347)	$ (355,278)	$ (114,010)	$ (7,749)